Leatherback Long/Short Alternative Yield ETF

Schedule of Investments

May 31, 2026 (Unaudited)

COMMON STOCKS - 119.9%	Shares	Value
Consumer Discretionary Services - 4.9%
Vail Resorts, Inc.	6,427	$858,647

Consumer Staple Products - 16.2%
Altria Group, Inc.	13,149	914,907
Keurig Dr Pepper, Inc.	27,330	820,720
Lamb Weston Holdings, Inc.	13,722	592,516
Procter & Gamble Co.	3,674	527,440
		2,855,583

Financial Services - 14.2%
Ameriprise Financial, Inc.	1,083	482,704
Federal Home Loan Mortgage Corp.(a)	56,874	361,463
Federal National Mortgage Association(a)	50,207	355,466
SLM Corp.	21,279	470,691
Visa, Inc. - Class A	2,531	826,017
		2,496,341

Health Care - 9.9%
Becton Dickinson & Co.	4,137	608,635
Viatris, Inc.	41,162	669,294
Zoetis, Inc. - Class A	6,052	470,180
		1,748,109

Industrial Products - 7.9%
Honeywell International, Inc.	3,638	865,334
Otis Worldwide Corp.	7,464	528,750
		1,394,084

Industrial Services - 3.5%
Union Pacific Corp.	2,370	622,457

Insurance - 7.3%
Berkshire Hathaway, Inc. - Class B(a)	1,430	678,506
Old Republic International Corp.	16,046	597,393
		1,275,899

Materials - 24.8%
Alamos Gold, Inc.	19,153	781,443
Amrize Ltd.	13,175	716,588
Barrick Mining Corp.	17,911	762,113
Dow, Inc.	14,184	478,710
Hecla Mining Co.	51,738	919,384

Newmont Corp.	6,439	$707,067
		4,365,305

Media - 2.2%
Uber Technologies, Inc.(a)	5,568	391,987

Oil & Gas - 13.4%
Exxon Mobil Corp.	4,005	581,766
Halliburton Co.	16,094	625,252
Phillips 66	3,641	640,379
Range Resources Corp.	13,259	516,438
		2,363,835

Real Estate - 3.3%
Rayonier, Inc. - REIT	28,001	584,941

Retail & Wholesale - Staples - 3.9%
Bunge Global SA	5,512	679,630

Utilities - 8.4%
Avista Corp.	17,368	720,251
Essential Utilities, Inc.(b)	20,707	763,881
		1,484,132

TOTAL COMMON STOCKS (Cost $19,803,753)		21,120,950

PREFERRED STOCKS - 9.0%	Shares	Value
Consumer Finance - 4.6%
AGNC Investment Corp., Series F, 6.13% (3 mo. Term SOFR + 2.45%), Perpetual - REIT	32,545	817,856

Real Estate - 4.4%
EPR Properties - REIT Series C, 5.75%, Perpetual	30,260	771,932

TOTAL PREFERRED STOCKS (Cost $1,523,155)		1,589,788

SHORT-TERM INVESTMENTS - 15.1%
Investments Purchased with Proceeds from Securities Lending - 0.4%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74%	67,313	67,313

Money Market Funds - 14.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(c)	2,593,397	2,593,397

TOTAL SHORT-TERM INVESTMENTS (Cost $2,660,710)		2,660,710

TOTAL INVESTMENTS - 144.0% (Cost $23,987,618)		$25,371,448
Liabilities in Excess of Other Assets - (44.0)%		(7,747,371)
TOTAL NET ASSETS - 100.0%		$17,624,077

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2026. The total market value of these securities was $67,218 which represented 0.4% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.

Leatherback Long/Short Alternative Yield ETF

Schedule of Securities Sold Short

May 31, 2026 (Unaudited)

COMMON STOCKS - (38.6)%	Shares	Value
Consumer Discretionary Products - (1.8)%
Toll Brothers, Inc.	(2,299)	$(318,504)

Consumer Discretionary Services - (3.3)%
Cava Group, Inc.	(3,574)	(277,557)
Royal Caribbean Cruises Ltd.	(1,070)	(304,554)
		(582,111)

Financial Services - (12.3)%
Affirm Holdings, Inc. - Class A	(4,362)	(321,261)
BitMine Immersion Technologies, Inc.	(12,670)	(244,151)
Carlyle Group, Inc.	(6,311)	(286,709)
Coinbase Global, Inc. - Class A	(1,320)	(249,520)
KKR & Co., Inc.	(2,786)	(267,289)
Robinhood Markets, Inc. - Class A	(2,387)	(225,094)
SoFi Technologies, Inc.	(16,559)	(301,705)
Stifel Financial Corp.	(3,781)	(265,237)
		(2,160,966)

Health Care - (1.4)%
Moderna, Inc.	(5,157)	(243,359)

Media - (1.8)%
AppLovin Corp. - Class A	(515)	(315,741)

Real Estate - (1.6)%
Iron Mountain, Inc. - REIT	(2,261)	(289,973)

Retail & Wholesale - Discretionary - (2.1)%
Carvana Co. - Class A	(4,986)	(363,978)

Retail & Wholesale - Staples - (2.6)%
Five Below, Inc.	(873)	(198,485)
Ollie’s Bargain Outlet Holdings, Inc.	(3,276)	(267,420)
		(465,905)

Software & Tech Services - (5.8)%
Coreweave, Inc. - Class A	(2,743)	(300,441)
Oracle Corp.	(988)	(223,071)
Palantir Technologies, Inc. - Class A	(1,744)	(273,006)
Strategy, Inc. - Class A	(1,418)	(225,589)
		(1,022,107)

Tech Hardware & Semiconductors - (5.9)%
Credo Technology Group Holding Ltd.	(771)	(181,979)
NVIDIA Corp.	(1,014)	(214,096)
Rigetti Computing, Inc.	(14,274)	(364,558)
Western Digital Corp.	(515)	(273,573)
		(1,034,206)

TOTAL COMMON STOCKS (Proceeds ($6,817,536))		(6,796,850)

TOTAL SECURITIES SOLD SHORT - (38.6)% (Proceeds $6,817,536)		$(6,796,850)

Percentages are stated as a percent of net assets.